One Commerce Square
                                        Philadelphia, PA 19103


 Delaware Investments


                                           1933 Act Rule 497(j)
                                              File No. 33-40991
                                     1940 Act File No. 811-6322


 September 1, 1998




 Filed via EDGAR (CIK #0000875352)
 _________________________________

 Securities and Exchange Commission
 Document Control
 450 Fifth Street, N.W.
 Washington, D.C.  20549


 Re:      File No. 33-40991
          DELAWARE POOLED TRUST, INC.
          ___________________________


 Ladies and Gentlemen:

 In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 23, the most recent post-effective amendment of Delaware Pooled Trust, Inc. Post-Effective Amendment No. 23 was filed electronically with the Commission on August 28, 1998 under paragraph (b) of Rule 485 under the Securities Act of 1933.

 Very truly yours,

 /s/Michael D. Mabry
 __________________
 Michael D. Mabry
 Assistant Vice President/
 Assistant Secretary/
 Senior Counsel